Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Short-term bank borrowings	¥ 311,000	¥ 585,000
Current portion of long-term borrowings	997
Long-term bank borrowings	38,887
Borrowings	¥ 350,884	¥ 585,000